Trade and Other Payables (Details) - Schedule of trade and other payables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other payables [Abstract]
Trade payables	$ 4,406	$ 3,366
Accruals	1,775	2,224
Total	$ 6,181	$ 5,590